DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2018
Dividend award [Member]
DIVIDENDS ON ORDINARY SHARES (Tables) [Line Items]
Disclosure of Dividends On Ordinary Shares [Text Block]	Dividends paid during the year were as follows:

	2018 pence per share	2017 pence per share	2016 pence per share	2018 £m	2017 £m	2016 £m
Recommended by directors at previous year end:
Final dividend	2.05	1.70	1.50	1,475	1,212	1,070
Special dividend	–	0.50	0.50	–	356	357
Interim dividend paid in the year	1.07	1.00	0.85	765	720	607
	3.12	3.20	2.85	2,240	2,288	2,034